Claims Financing Obligations and Notes Payable - Hazel Working Capital Credit Facility and Hazel Purchase Money Loan - Additional Information (Detail) - USD ($) $ in Millions				12 Months Ended
	Jan. 25, 2024	Dec. 22, 2023	Mar. 29, 2023	Dec. 31, 2023	Jul. 07, 2023
Hazel Transactions [Member]
Claims Financing Obligations and Notes Payable [Line Items]
Purchase money loan			$ 250.0
Credit facility, agreement date			Mar. 29, 2023
Purchase Money Loan accrues interest			20.00%
Hazel Transactions [Member] | Purchase Money Loan [Member]
Claims Financing Obligations and Notes Payable [Line Items]
Debt instrument maturity date			Mar. 31, 2026
Amended and Restated Credit Agreement [Member] | Hazel Transactions [Member]
Claims Financing Obligations and Notes Payable [Line Items]
Credit facility, agreement date				Mar. 29, 2023
Credit Agreement [Member] | Hazel Transactions [Member]
Claims Financing Obligations and Notes Payable [Line Items]
Line of credit facility, Maximum borrowing capacity			$ 80.0
Debt instrument original issue discount			40.00%
Credit Agreement [Member] | Hazel Transactions [Member] | Term Loan A [Member]
Claims Financing Obligations and Notes Payable [Line Items]
Line of credit facility, Maximum borrowing capacity			$ 30.0
Proceeds from credit facility				$ 20.5
Credit Agreement [Member] | Hazel Transactions [Member] | Term Loan B [Member]
Claims Financing Obligations and Notes Payable [Line Items]
Line of credit facility, Maximum borrowing capacity			$ 18.0		$ 27.5
Proceeds from credit facility				$ 9.0
Working Capital Credit Facility [Member] | Hazel Transactions [Member]
Claims Financing Obligations and Notes Payable [Line Items]
Interest period, plus an applicable margin			10.00%
Debt instrument maturity date			Mar. 31, 2026
Second Amended and Restated First Lien Credit Agreement [Member] | Term Loan B [Member]
Claims Financing Obligations and Notes Payable [Line Items]
Payment of certain costs and fees		$ 0.1
Subsequent Event [Member] | Credit Agreement [Member] | Hazel Transactions [Member] | Term Loan B [Member]
Claims Financing Obligations and Notes Payable [Line Items]
Proceeds from credit facility	$ 4.5
Line of credit facility, Current borrowing capacity	14.0
Maximum [Member] | Hazel Transactions [Member] | Purchase Money Loan [Member]
Claims Financing Obligations and Notes Payable [Line Items]
Debt instrument extended maturity year			1 year
Maximum [Member] | Subsequent Event [Member] | Second Amended and Restated First Lien Credit Agreement [Member] | Term Loan B [Member]
Claims Financing Obligations and Notes Payable [Line Items]
Additional collateral, a pledge of proceeds from certain Claims	$ 14.0